Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® ETF
(formerly Fidelity® Nasdaq Composite Index Tracking Stock)
August 31, 2021
ETF-NPRT3-1021
1.805775.117
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 17.5%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	4,455	458,420
Cogent Communications Group, Inc. (b)	11,156	809,702
Consolidated Communications Holdings, Inc. (a)	56,263	521,558
Frontier Communications Parent, Inc. (a)	43,424	1,278,837
Iridium Communications, Inc. (a)(b)	29,030	1,292,125
Liberty Global PLC:
Class A (a)	39,121	1,124,338
Class C (a)	75,602	2,190,946
Liberty Latin America Ltd.:
Class A (a)	27,874	397,483
Class C (a)(b)	22,348	321,588
Radius Global Infrastructure, Inc. (a)(b)	54,539	975,157
		9,370,154
Entertainment - 2.0%
Activision Blizzard, Inc.	147,235	12,127,747
Bilibili, Inc. ADR (a)(b)	34,868	2,797,460
Electronic Arts, Inc.	55,085	7,998,893
NetEase, Inc. ADR	62,986	6,136,096
Netflix, Inc. (a)	82,168	46,769,204
Playtika Holding Corp. (b)	75,343	1,988,302
Roku, Inc. Class A (a)(b)	21,389	7,537,484
Take-Two Interactive Software, Inc. (a)	21,580	3,479,128
Warner Music Group Corp. Class A	20,666	785,308
Zynga, Inc. (a)	225,218	1,993,179
		91,612,801
Interactive Media & Services - 11.8%
Alphabet, Inc.:
Class A (a)	55,821	161,543,183
Class C (a)	59,990	174,525,308
Baidu, Inc. sponsored ADR (a)	52,139	8,186,866
CarGurus, Inc. Class A (a)	22,148	672,856
Facebook, Inc. Class A (a)	444,572	168,661,725
Hello Group, Inc. ADR	40,702	534,824
IAC (a)	15,855	2,093,653
JOYY, Inc. ADR	9,661	611,541
Match Group, Inc. (a)	52,037	7,151,965
QuinStreet, Inc. (a)	43,895	786,159
Taboola.com Ltd. (a)(b)	33,342	299,745
TripAdvisor, Inc. (a)	26,256	918,960
Vimeo, Inc. (a)(b)	25,731	980,866
Weibo Corp. sponsored ADR (a)	17,012	859,446
Yandex NV Series A (a)(b)	62,385	4,797,407
Zillow Group, Inc.:
Class A (a)(b)	12,561	1,200,832
Class C (a)	34,950	3,347,162
Zoominfo Technologies, Inc. (a)	19,118	1,246,302
		538,418,800
Media - 2.7%
Advantage Solutions, Inc. Class A (a)	71,620	623,810
AMC Networks, Inc. Class A (a)(b)	18,841	895,513
Cardlytics, Inc. (a)	409	37,129
Charter Communications, Inc. Class A (a)	33,953	27,728,057
Comcast Corp. Class A	862,424	52,331,888
comScore, Inc. (a)(b)	95,730	371,432
Criteo SA sponsored ADR (a)	12,611	473,291
Discovery Communications, Inc.:
Class A (a)	32,861	947,711
Class C (non-vtg.) (a)	62,887	1,735,052
DISH Network Corp. Class A (a)	59,399	2,589,202
Fox Corp.:
Class A (b)	69,688	2,609,119
Class B	54,293	1,880,167
iHeartMedia, Inc. (a)	54,196	1,348,396
Integral Ad Science Holding Corp. (b)	26,334	582,771
Liberty Broadband Corp.:
Class A (a)	4,969	923,091
Class C (a)	30,455	5,826,651
Liberty Media Corp.:
Liberty Braves Class C (a)	21,866	565,236
Liberty Formula One Group Series C (a)(b)	41,762	2,110,651
Liberty SiriusXM Series A (a)	21,617	1,070,042
Liberty SiriusXM Series C (a)	45,291	2,235,111
Magnite, Inc. (a)(b)	25,660	744,653
News Corp.:
Class A	78,685	1,768,052
Class B	43,169	951,013
Nexstar Broadcasting Group, Inc. Class A	9,740	1,458,565
Scholastic Corp. (b)	24,632	818,768
Sinclair Broadcast Group, Inc. Class A (b)	13,732	412,097
Sirius XM Holdings, Inc. (b)	811,404	5,087,503
TechTarget, Inc. (a)(b)	9,965	842,840
ViacomCBS, Inc. Class B	112,911	4,680,161
		123,647,972
Wireless Telecommunication Services - 0.8%
Millicom International Cellular SA (a)(b)	18,660	703,295
Shenandoah Telecommunications Co.	6,009	179,248
T-Mobile U.S., Inc. (a)	234,814	32,174,214
VEON Ltd. sponsored ADR (a)(b)	406,361	889,931
Vodafone Group PLC sponsored ADR (b)	79,338	1,354,300
		35,300,988
TOTAL COMMUNICATION SERVICES		798,350,715
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Dorman Products, Inc. (a)(b)	6,949	652,233
Fox Factory Holding Corp. (a)(b)	9,665	1,485,221
Gentex Corp.	44,651	1,375,251
Gentherm, Inc. (a)(b)	8,353	716,854
Luminar Technologies, Inc. (a)(b)	80,158	1,393,146
Patrick Industries, Inc. (b)	7,810	637,374
The Goodyear Tire & Rubber Co. (a)	57,733	914,491
Visteon Corp. (a)	5,612	593,076
		7,767,646
Automobiles - 3.1%
Canoo, Inc. (a)(b)	15,360	110,746
Li Auto, Inc. ADR (a)	105,693	3,261,686
Lucid Group, Inc. Class A (a)(b)	299,992	5,987,840
Tesla, Inc. (a)	179,095	131,763,773
		141,124,045
Distributors - 0.2%
Core-Mark Holding Co., Inc.	12,334	567,364
LKQ Corp. (a)	52,616	2,772,337
Pool Corp.	7,734	3,822,916
		7,162,617
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	17,116	633,805
Afya Ltd. (a)(b)	19,323	416,990
Duolingo, Inc. (a)(b)	2,001	259,250
Frontdoor, Inc. (a)	18,786	819,445
Grand Canyon Education, Inc. (a)(b)	10,314	919,390
Laureate Education, Inc. Class A (a)	31,822	506,924
Strategic Education, Inc. (b)	6,024	471,559
WW International, Inc. (a)	17,864	386,756
		4,414,119
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A	62,328	9,660,217
Booking Holdings, Inc. (a)	7,938	18,254,780
Caesars Entertainment, Inc. (a)	41,417	4,209,210
Churchill Downs, Inc.	8,055	1,695,578
Cracker Barrel Old Country Store, Inc. (b)	5,371	771,168
DraftKings, Inc. Class A (a)(b)	74,343	4,407,796
Expedia, Inc. (a)	27,137	3,921,297
Golden Entertainment, Inc. (a)	13,867	661,733
Huazhu Group Ltd. ADR (a)	33,383	1,612,065
Jack in the Box, Inc. (b)	4,293	454,886
Krispy Kreme, Inc. (b)	28,716	479,844
MakeMyTrip Ltd. (a)(b)	17,202	444,156
Marriott International, Inc. Class A (a)	63,276	8,551,119
Melco Crown Entertainment Ltd. sponsored ADR (a)	48,286	664,415
Monarch Casino & Resort, Inc. (a)(b)	5,618	356,013
NeoGames SA (b)	16,639	685,693
Papa John's International, Inc.	7,117	907,631
Penn National Gaming, Inc. (a)	31,512	2,555,623
Red Rock Resorts, Inc. (a)	8,436	394,889
Scientific Games Corp. Class A (a)(b)	21,788	1,576,362
Starbucks Corp.	222,708	26,165,963
Texas Roadhouse, Inc. Class A	14,821	1,407,995
The Cheesecake Factory, Inc. (a)(b)	11,593	540,813
Trip.com Group Ltd. ADR (a)	105,252	3,209,133
Wendy's Co. (b)	48,956	1,126,967
Wingstop, Inc. (b)	7,012	1,205,573
Wynn Resorts Ltd. (a)	22,010	2,238,197
		98,159,116
Household Durables - 0.3%
Cavco Industries, Inc. (a)(b)	2,436	622,398
Comstock Holding Companies, Inc. (a)(b)	111,476	667,741
Garmin Ltd.	37,031	6,459,317
Green Brick Partners, Inc. (a)	17,425	435,451
Helen of Troy Ltd. (a)(b)	5,209	1,245,941
iRobot Corp. (a)(b)	5,425	440,076
LGI Homes, Inc. (a)(b)	7,273	1,166,080
Newell Brands, Inc.	84,777	2,154,184
Purple Innovation, Inc. (a)(b)	14,009	341,820
Snap One Holdings Corp. (a)	13,308	271,749
Sonos, Inc. (a)	27,188	1,080,179
		14,884,936
Internet & Direct Marketing Retail - 8.5%
Amazon.com, Inc. (a)	93,668	325,101,958
Baozun, Inc. sponsored ADR (a)	13,411	322,937
Dada Nexus Ltd. ADR (a)	37,587	890,060
eBay, Inc. (b)	136,002	10,436,793
Etsy, Inc. (a)	24,301	5,255,334
Global-e Online Ltd. (a)(b)	25,628	2,023,587
JD.com, Inc. sponsored ADR (a)	158,138	12,423,321
Just Eat Takeaway.com NV ADR (a)(b)	31,911	578,227
MercadoLibre, Inc. (a)	9,730	18,170,289
Newegg Commerce, Inc. (a)(b)	72,391	1,410,177
Overstock.com, Inc. (a)(b)	10,526	759,451
Pinduoduo, Inc. ADR (a)	76,298	7,631,326
Qurate Retail, Inc. Series A	81,710	901,261
Stamps.com, Inc. (a)	3,540	1,164,306
Stitch Fix, Inc. (a)(b)	13,605	570,186
The RealReal, Inc. (a)(b)	24,187	300,886
Xometry, Inc.	7,108	516,538
		388,456,637
Leisure Products - 0.2%
BRP, Inc.	5,287	441,993
Hasbro, Inc.	27,253	2,679,242
Latham Group, Inc. (a)(b)	22,046	484,351
Malibu Boats, Inc. Class A (a)(b)	8,075	578,170
Mattel, Inc. (a)	72,106	1,539,463
Peloton Interactive, Inc. Class A (a)	49,783	4,987,759
		10,710,978
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	45,750	4,142,205
Franchise Group, Inc. (b)	11,484	398,839
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	14,022	1,014,912
		5,555,956
Specialty Retail - 0.8%
Academy Sports & Outdoors, Inc.	23,897	1,057,920
Bed Bath & Beyond, Inc. (a)(b)	31,433	865,665
Blink Charging Co. (a)(b)	22,710	736,485
Five Below, Inc. (a)	11,578	2,463,914
GrowGeneration Corp. (a)(b)	13,885	444,181
Leslie's, Inc. (b)	38,118	919,406
Monro, Inc. (b)	8,171	465,012
National Vision Holdings, Inc. (a)(b)	18,277	1,096,254
O'Reilly Automotive, Inc. (a)	13,437	7,982,653
Petco Health & Wellness Co., Inc. (b)	40,122	863,827
Rent-A-Center, Inc. (b)	13,922	878,200
Ross Stores, Inc.	68,124	8,065,882
Sleep Number Corp. (a)(b)	8,594	795,031
The ODP Corp. (a)	14,740	695,286
Tractor Supply Co.	21,950	4,263,788
Ulta Beauty, Inc. (a)	10,645	4,122,915
Urban Outfitters, Inc. (a)	23,794	785,678
Vroom, Inc. (a)(b)	28,279	759,574
		37,261,671
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	14,030	1,431,200
Crocs, Inc. (a)	15,582	2,225,421
lululemon athletica, Inc. (a)	23,651	9,464,421
Steven Madden Ltd.	19,543	790,905
		13,911,947
TOTAL CONSUMER DISCRETIONARY		729,409,668
CONSUMER STAPLES - 3.3%
Beverages - 1.3%
Celsius Holdings, Inc. (a)	16,526	1,351,166
Coca-Cola Bottling Co. Consolidated	1,802	731,900
Keurig Dr. Pepper, Inc.	268,624	9,581,818
Monster Beverage Corp. (a)	99,790	9,736,510
National Beverage Corp. (b)	20,694	963,306
PepsiCo, Inc.	252,097	39,425,450
		61,790,150
Food & Staples Retailing - 1.1%
Andersons, Inc. (b)	21,222	644,724
Casey's General Stores, Inc.	7,861	1,608,046
Costco Wholesale Corp.	84,141	38,325,384
Grocery Outlet Holding Corp. (a)(b)	21,449	558,317
Sprouts Farmers Market LLC (a)(b)	29,296	729,470
Walgreens Boots Alliance, Inc.	170,892	8,672,769
		50,538,710
Food Products - 0.8%
AppHarvest, Inc. (a)(b)	72,522	609,185
Beyond Meat, Inc. (a)(b)	12,867	1,539,408
Bridgford Foods Corp. (a)	2,492	32,271
Cal-Maine Foods, Inc. (a)(b)	12,011	434,318
Freshpet, Inc. (a)	8,911	1,141,856
J&J Snack Foods Corp. (b)	4,419	723,655
Lancaster Colony Corp.	5,426	961,704
Mission Produce, Inc. (b)	26,546	550,564
Mondelez International, Inc.	248,689	15,436,126
Nuzee, Inc. (a)(b)	22,708	59,949
Oatly Group AB ADR (a)(b)	15,133	275,723
Pilgrim's Pride Corp. (a)	53,906	1,500,743
Sanderson Farms, Inc.	5,260	1,033,590
Tattooed Chef, Inc. (a)(b)	17,908	379,112
The Hain Celestial Group, Inc. (a)	22,689	848,795
The Kraft Heinz Co. (b)	240,281	8,647,713
The Simply Good Foods Co. (a)(b)	22,844	813,703
		34,988,415
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,253	593,923
Reynolds Consumer Products, Inc. (b)	43,337	1,225,570
WD-40 Co. (b)	3,085	739,259
		2,558,752
Personal Products - 0.0%
Inter Parfums, Inc. (b)	8,207	595,336
TOTAL CONSUMER STAPLES		150,471,363
ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Championx Corp. (a)(b)	38,247	892,303
CSI Compressco LP	51,442	61,216
Patterson-UTI Energy, Inc. (b)	115,019	892,547
Smart Sand, Inc. (a)(b)	74,921	182,807
		2,028,873
Oil, Gas & Consumable Fuels - 0.3%
Altus Midstream Co.	7,764	506,058
Amplify Energy Corp. warrants 5/4/22 (a)	322	10
APA Corp.	109,454	2,132,164
Centennial Resource Development, Inc. Class A (a)(b)	176,701	901,175
Chesapeake Energy Corp.	18,494	1,032,150
Clean Energy Fuels Corp. (a)(b)	79,613	631,331
Diamondback Energy, Inc.	43,317	3,341,473
National Energy Services Reunited Corp. (a)(b)	21,592	245,069
New Fortress Energy, Inc.	34,501	1,013,294
Oasis Midstream Partners LP	31,968	677,722
Oasis Petroleum, Inc.	6,207	537,464
PDC Energy, Inc.	26,657	1,112,930
Plains All American Pipeline LP	139,890	1,305,174
Plains GP Holdings LP Class A	35,969	351,057
Renewable Energy Group, Inc. (a)(b)	9,438	456,988
		14,244,059
TOTAL ENERGY		16,272,932
FINANCIALS - 4.5%
Banks - 1.6%
Altabancorp	8,660	359,563
Ameris Bancorp (b)	17,007	837,425
Atlantic Union Bankshares Corp.	19,259	712,583
BancFirst Corp. (b)	11,630	657,793
Bank OZK	29,316	1,243,878
Banner Corp.	9,702	554,954
BCB Bancorp, Inc.	20,622	306,649
BOK Financial Corp. (b)	15,540	1,368,297
Cathay General Bancorp	19,600	779,688
City Holding Co.	10,662	830,570
Columbia Banking Systems, Inc. (b)	17,674	642,627
Commerce Bancshares, Inc.	24,663	1,744,167
CVB Financial Corp.	32,985	671,575
East West Bancorp, Inc.	30,010	2,200,933
Eastern Bankshares, Inc. (b)	44,915	888,419
Enterprise Bancorp, Inc.	8,297	280,024
Fifth Third Bancorp	142,638	5,542,913
First Bancorp, North Carolina (b)	25,359	1,058,992
First Citizens Bancshares, Inc. (b)	1,907	1,711,914
First Financial Bankshares, Inc. (b)	31,168	1,484,220
First Hawaiian, Inc. (b)	36,243	1,011,542
First Internet Bancorp	15,493	460,452
First Interstate Bancsystem, Inc. (b)	11,220	494,353
First Merchants Corp.	14,110	580,627
Fulton Financial Corp. (b)	41,827	662,958
German American Bancorp, Inc.	17,117	639,491
Glacier Bancorp, Inc. (b)	21,307	1,134,811
Hancock Whitney Corp.	21,284	978,213
Home Bancshares, Inc.	38,737	858,025
Hope Bancorp, Inc. (b)	76,413	1,053,735
Howard Bancorp, Inc. (a)	35,628	708,997
Huntington Bancshares, Inc.	307,225	4,771,204
Independent Bank Corp., Massachusetts (b)	8,156	625,565
Independent Bank Group, Inc. (b)	10,445	735,641
International Bancshares Corp.	10,436	437,060
Investar Holding Corp.	12,179	273,906
Investors Bancorp, Inc.	61,353	877,961
Lakeland Financial Corp. (b)	13,784	915,395
Live Oak Bancshares, Inc. (b)	13,757	842,066
OceanFirst Financial Corp.	27,645	587,733
Old National Bancorp, Indiana	40,059	667,383
Pacific Premier Bancorp, Inc. (b)	22,538	900,618
PacWest Bancorp	28,141	1,197,400
Peoples United Financial, Inc.	92,454	1,519,019
Pinnacle Financial Partners, Inc.	16,636	1,612,361
Popular, Inc.	18,674	1,418,104
Renasant Corp. (b)	14,908	523,271
Republic Bancorp, Inc., Kentucky Class A	9,471	474,781
Seacoast Banking Corp., Florida	17,029	543,906
Select Bancorp, Inc. (a)	53,928	893,048
Signature Bank	11,325	2,936,912
Simmons First National Corp. Class A (b)	27,333	794,024
South State Corp.	15,502	1,063,127
Stock Yards Bancorp, Inc. (b)	11,223	578,882
SVB Financial Group (a)	10,525	5,888,738
Texas Capital Bancshares, Inc. (a)	11,968	813,704
TowneBank	10,442	318,168
Trustmark Corp. (b)	20,381	644,447
UMB Financial Corp.	11,199	1,025,604
Umpqua Holdings Corp. (b)	51,400	1,000,758
United Bankshares, Inc., West Virginia (b)	29,081	1,056,513
United Community Bank, Inc. (b)	21,346	644,009
Valley National Bancorp	82,727	1,078,760
WesBanco, Inc. (b)	17,475	594,150
Westamerica Bancorp. (b)	10,863	616,367
Wintrust Financial Corp.	13,265	992,753
Zions Bancorp NA	34,775	2,013,473
		74,337,199
Capital Markets - 1.7%
B. Riley Financial, Inc. (b)	9,579	627,808
BGC Partners, Inc. Class A	122,787	632,353
Carlyle Group LP	72,598	3,584,889
CME Group, Inc.	70,104	14,141,379
Coinbase Global, Inc. (a)(b)	28,026	7,258,734
Cowen Group, Inc. Class A (b)	8,790	316,792
Diginex Ltd. (a)(b)	45,090	234,468
Focus Financial Partners, Inc. Class A (a)	15,136	785,256
Freedom Holding Corp. (a)(b)	13,771	887,266
Futu Holdings Ltd. ADR (a)(b)	15,781	1,502,193
Hamilton Lane, Inc. Class A	9,829	845,982
Interactive Brokers Group, Inc.	19,443	1,256,796
LPL Financial	16,569	2,449,727
MarketAxess Holdings, Inc.	7,533	3,585,105
Morningstar, Inc. (b)	8,925	2,391,811
NASDAQ, Inc.	31,812	6,228,153
Northern Trust Corp.	44,782	5,307,563
Open Lending Corp. (a)(b)	27,965	1,033,866
Pioneer Merger Corp. Class A (a)(b)	34,868	344,845
Robinhood Markets, Inc. (a)(b)	126,699	5,615,300
SEI Investments Co.	30,286	1,902,264
T. Rowe Price Group, Inc.	42,952	9,615,664
Tradeweb Markets, Inc. Class A (b)	17,138	1,491,177
Up Fintech Holdings Ltd. ADR (a)(b)	51,711	712,578
Virtu Financial, Inc. Class A (b)	29,049	711,120
Virtus Investment Partners, Inc.	2,055	642,599
WisdomTree Investments, Inc. (b)	48,089	303,442
XP, Inc. Class A (a)(b)	71,224	3,465,048
		77,874,178
Consumer Finance - 0.3%
360 DigiTech, Inc. ADR (a)	37,415	853,062
Credit Acceptance Corp. (a)(b)	3,749	2,173,220
First Cash Financial Services, Inc. (b)	9,885	847,046
Katapult Holdings, Inc. (a)(b)	90,127	436,665
LendingTree, Inc. (a)	2,776	462,565
LexinFintech Holdings Ltd. ADR (a)	80,967	563,530
Navient Corp. (b)	75,966	1,763,171
PRA Group, Inc. (a)(b)	12,190	511,980
SLM Corp. (b)	82,322	1,543,538
SoFi Technologies, Inc. (a)(b)	161,911	2,295,898
Upstart Holdings, Inc.	15,040	3,445,965
		14,896,640
Diversified Financial Services - 0.0%
Iron Spark I, Inc. Class A	9,437	93,426
LM Funding America, Inc. (a)(b)	76,815	395,597
		489,023
Insurance - 0.7%
American National Group, Inc.	4,412	849,310
Amerisafe, Inc.	5,706	328,380
Arch Capital Group Ltd. (a)	82,360	3,384,996
Brighthouse Financial, Inc. (a)	21,039	1,030,069
BRP Group, Inc. (a)	10,988	413,698
Cincinnati Financial Corp.	32,677	4,032,342
eHealth, Inc. (a)(b)	6,780	262,047
Enstar Group Ltd. (a)(b)	4,190	966,507
Erie Indemnity Co. Class A (b)	9,430	1,669,959
GoHealth, Inc. (a)	63,696	309,563
Goosehead Insurance (b)	5,214	765,311
Kinsale Capital Group, Inc. (b)	5,006	910,341
MetroMile, Inc. (a)(b)	144,097	576,388
Oxbridge Re Holdings Ltd. (a)	68,347	219,394
Palomar Holdings, Inc. (a)(b)	7,877	707,355
Principal Financial Group, Inc.	55,883	3,733,543
Root, Inc. (b)	115,868	747,349
Safety Insurance Group, Inc. (b)	4,523	367,765
Selective Insurance Group, Inc.	13,515	1,129,449
Trupanion, Inc. (a)(b)	8,476	776,232
Willis Towers Watson PLC	25,530	5,634,982
		28,814,980
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	49,571	808,503
New York Mortgage Trust, Inc.	109,685	484,808
		1,293,311
Thrifts & Mortgage Finance - 0.2%
Broadway Financial Corp. (a)(b)	96,986	355,939
Capitol Federal Financial, Inc. (b)	37,609	434,008
Carver Bancorp, Inc. (a)(b)	40,266	751,364
Home Point Capital, Inc. (b)	40,389	159,940
HomeStreet, Inc. (b)	19,388	792,000
Merchants Bancorp	5,409	198,348
Meta Financial Group, Inc. (b)	10,079	495,786
Mr. Cooper Group, Inc. (a)	24,202	940,974
NMI Holdings, Inc. (a)	46,320	1,045,442
Northwest Bancshares, Inc. (b)	55,814	726,698
TFS Financial Corp.	73,246	1,464,188
Washington Federal, Inc.	23,503	782,650
WSFS Financial Corp. (b)	17,088	775,966
		8,923,303
TOTAL FINANCIALS		206,628,634
HEALTH CARE - 9.9%
Biotechnology - 5.4%
ACADIA Pharmaceuticals, Inc. (a)	1,656	28,997
Acceleron Pharma, Inc. (a)	11,684	1,564,254
Adicet Bio, Inc. (a)	36,954	308,566
Adicet Bio, Inc. rights (a)(c)	7,230	0
Agios Pharmaceuticals, Inc. (a)(b)	16,318	729,088
Aileron Therapeutics, Inc. (a)(b)	223,517	257,045
Alector, Inc. (a)(b)	30,341	820,117
Alkermes PLC (a)	37,017	1,157,151
Allakos, Inc. (a)(b)	11,025	982,989
Allogene Therapeutics, Inc. (a)(b)	42,033	1,002,487
Allovir, Inc. (a)(b)	26,852	516,901
Alnylam Pharmaceuticals, Inc. (a)(b)	23,429	4,719,303
ALX Oncology Holdings, Inc. (a)	12,508	875,560
Amgen, Inc.	109,178	24,622,914
Amicus Therapeutics, Inc. (a)(b)	58,132	662,123
Apellis Pharmaceuticals, Inc. (a)(b)	21,201	1,396,086
Applied Genetic Technologies Corp. (a)(b)	189,557	672,927
Aptorum Group Ltd. (a)(b)	284,766	757,478
Arcturus Therapeutics Holdings, Inc. (a)(b)	15,040	824,342
Arena Pharmaceuticals, Inc. (a)	14,519	768,345
Argenx SE ADR (a)	4,988	1,651,128
Arrowhead Pharmaceuticals, Inc. (a)(b)	21,396	1,436,100
Ascendis Pharma A/S sponsored ADR (a)	9,841	1,542,380
Aslan Pharmaceuticals Ltd. ADR (a)	140,180	374,281
Atara Biotherapeutics, Inc. (a)(b)	60,222	902,126
Aurinia Pharmaceuticals, Inc. (a)(b)	52,380	852,746
Beam Therapeutics, Inc. (a)(b)	12,712	1,410,015
BeiGene Ltd. ADR (a)	9,310	2,870,273
BioCryst Pharmaceuticals, Inc. (a)(b)	44,423	707,214
Biogen, Inc. (a)	30,248	10,251,350
BioMarin Pharmaceutical, Inc. (a)	36,572	3,079,728
BioNTech SE ADR (a)	13,526	4,452,624
Black Diamond Therapeutics, Inc. (a)(b)	64,231	648,733
Blueprint Medicines Corp. (a)(b)	12,960	1,208,779
BridgeBio Pharma, Inc. (a)(b)	41,143	2,061,676
C4 Therapeutics, Inc. (b)	14,523	582,808
CareDx, Inc. (a)(b)	12,748	934,173
Century Therapeutics, Inc. (b)	9,780	242,544
Cerevel Therapeutics Holdings (a)(b)	45,759	1,448,730
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)(b)	21,639	345,791
Cortexyme, Inc. (a)(b)	14,281	1,375,260
CRISPR Therapeutics AG (a)(b)	14,427	1,802,654
CureVac NV (a)(b)	35,453	2,333,871
Cyclerion Therapeutics, Inc. (a)(b)	159,962	547,070
Cytokinetics, Inc. (a)(b)	20,757	684,358
Deciphera Pharmaceuticals, Inc. (a)(b)	8,858	279,027
Denali Therapeutics, Inc. (a)(b)	24,067	1,280,364
Dicerna Pharmaceuticals, Inc. (a)(b)	20,212	415,963
Editas Medicine, Inc. (a)(b)	15,857	1,008,347
Enanta Pharmaceuticals, Inc. (a)	14,342	820,362
Erasca, Inc. (b)	20,439	488,696
Exact Sciences Corp. (a)(b)	31,153	3,251,750
Exelixis, Inc. (a)	66,464	1,274,115
Fate Therapeutics, Inc. (a)(b)	18,258	1,337,399
Generation Bio Co. (a)(b)	27,426	685,650
Gilead Sciences, Inc.	240,191	17,481,101
Global Blood Therapeutics, Inc. (a)	24,806	711,684
Grifols SA ADR	30,171	437,178
Halozyme Therapeutics, Inc. (a)(b)	31,187	1,309,542
Heron Therapeutics, Inc. (a)(b)	62,474	729,072
Horizon Therapeutics PLC (a)	42,581	4,602,580
I-Mab ADR (a)	17,757	1,259,326
IGM Biosciences, Inc. (a)(b)	8,798	626,506
ImmunityBio, Inc. (a)(b)	96,127	1,093,925
ImmunoGen, Inc. (a)	53,381	322,955
Incyte Corp. (a)	43,869	3,355,540
Inhibrx, Inc. (a)(b)	24,730	705,300
Inovio Pharmaceuticals, Inc. (a)(b)	72,380	625,363
Insmed, Inc. (a)	23,461	657,846
Instil Bio, Inc. (a)(b)	39,014	735,414
Intellia Therapeutics, Inc. (a)	14,977	2,404,258
Ionis Pharmaceuticals, Inc. (a)(b)	29,290	1,164,570
Iovance Biotherapeutics, Inc. (a)	33,313	801,844
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	42,347	554,746
iTeos Therapeutics, Inc. (a)(b)	22,583	640,228
Kalvista Pharmaceuticals, Inc. (a)(b)	27,644	565,043
Karuna Therapeutics, Inc. (a)(b)	6,445	766,311
Keros Therapeutics, Inc. (a)(b)	16,805	565,320
Kodiak Sciences, Inc. (a)(b)	10,858	1,022,606
Kronos Bio, Inc. (b)	25,702	537,429
Krystal Biotech, Inc. (a)	14,220	823,907
Kymera Therapeutics, Inc. (a)(b)	10,991	682,981
Ligand Pharmaceuticals, Inc.:
General CVR (a)	1,530	16
Glucagon CVR (a)	1,530	13
rights (a)	1,530	14
TR Beta CVR (a)	1,530	168
Lyell Immunopharma, Inc. (b)	43,140	681,181
Macrogenics, Inc. (a)	22,604	533,680
Madrigal Pharmaceuticals, Inc. (a)(b)	8,641	715,043
Mirati Therapeutics, Inc. (a)	9,086	1,542,167
Moderna, Inc. (a)	78,317	29,501,231
Morphic Holding, Inc. (a)(b)	7,089	446,678
Myriad Genetics, Inc. (a)(b)	13,543	484,569
Natera, Inc. (a)	18,933	2,242,235
Neurocrine Biosciences, Inc. (a)(b)	19,147	1,822,794
Novavax, Inc. (a)(b)	13,942	3,325,725
Nurix Therapeutics, Inc. (a)	19,363	623,295
Ocugen, Inc. (a)(b)	71,393	541,873
Opko Health, Inc. (a)(b)	189,340	730,852
Organogenesis Holdings, Inc. Class A (a)(b)	72,180	1,231,391
ORIC Pharmaceuticals, Inc. (a)(b)	53,552	1,182,964
PMV Pharmaceuticals, Inc.	12,708	385,688
Prelude Therapeutics, Inc. (b)	20,173	719,974
Prothena Corp. PLC (a)(b)	22,874	1,535,303
PTC Therapeutics, Inc. (a)(b)	15,188	662,956
Recursion Pharmaceuticals, Inc. (a)(b)	26,597	670,776
Regeneron Pharmaceuticals, Inc. (a)	20,015	13,478,101
REGENXBIO, Inc. (a)	20,692	668,352
Relay Therapeutics, Inc. (a)(b)	20,247	648,511
Repligen Corp. (a)(b)	9,527	2,695,950
Replimune Group, Inc. (a)(b)	14,968	475,384
Revolution Medicines, Inc. (a)(b)	18,782	546,368
Rocket Pharmaceuticals, Inc. (a)(b)	13,853	473,911
Rubius Therapeutics, Inc. (a)(b)	22,437	487,332
Sana Biotechnology, Inc. (b)	53,917	1,293,469
Sangamo Therapeutics, Inc. (a)	34,826	345,126
Sarepta Therapeutics, Inc. (a)(b)	6,491	507,077
Savara, Inc. (a)	284,439	440,880
Seagen, Inc. (a)	35,881	6,013,656
Shattuck Labs, Inc. (b)	33,375	705,214
Sorrento Therapeutics, Inc. (a)(b)	91,960	827,640
Springworks Therapeutics, Inc. (a)	11,067	831,132
Stoke Therapeutics, Inc. (a)(b)	28,771	753,225
TG Therapeutics, Inc. (a)(b)	24,187	654,742
Tiziana Life Sciences PLC ADR (a)(b)	117,651	195,301
Tobira Therapeutics, Inc. rights (a)(c)	1,750	0
Translate Bio, Inc. (a)	20,393	762,698
Turning Point Therapeutics, Inc. (a)	8,292	638,650
Twist Bioscience Corp. (a)(b)	10,196	1,154,289
Ultragenyx Pharmaceutical, Inc. (a)(b)	13,233	1,274,206
uniQure B.V. (a)(b)	16,439	476,731
United Therapeutics Corp. (a)	9,613	2,065,641
Vaxcyte, Inc. (a)(b)	36,128	947,637
Veracyte, Inc. (a)(b)	15,397	740,750
Vericel Corp. (a)(b)	5,640	305,519
Vertex Pharmaceuticals, Inc. (a)	49,827	9,979,850
Verve Therapeutics, Inc.	7,750	542,190
Vir Biotechnology, Inc. (a)	20,167	1,039,407
Xencor, Inc. (a)(b)	14,008	474,451
Y-mAbs Therapeutics, Inc. (a)(b)	28,521	877,876
Zai Lab Ltd. ADR (a)	11,951	1,726,920
Zentalis Pharmaceuticals, Inc. (a)(b)	17,154	1,169,731
		248,263,126
Health Care Equipment & Supplies - 2.1%
Abiomed, Inc. (a)	9,080	3,304,757
Align Technology, Inc. (a)	15,291	10,841,319
Atricure, Inc. (a)	11,018	811,145
Axonics Modulation Technologies, Inc. (a)	11,316	848,474
BioLife Solutions, Inc. (a)	9,382	547,534
Cardiovascular Systems, Inc. (a)(b)	10,794	386,317
CryoPort, Inc. (a)(b)	10,867	690,815
Dentsply Sirona, Inc.	44,853	2,767,430
DexCom, Inc. (a)	18,927	10,020,332
Eargo, Inc. (a)(b)	10,420	208,504
Heska Corp. (a)(b)	3,041	806,777
Hologic, Inc. (a)	49,885	3,948,398
ICU Medical, Inc. (a)	4,686	934,154
IDEXX Laboratories, Inc. (a)	16,313	10,991,047
Inari Medical, Inc. (a)(b)	11,051	904,635
InMode Ltd. (a)	12,496	1,635,476
Insulet Corp. (a)	13,635	4,060,639
Integra LifeSciences Holdings Corp. (a)(b)	18,183	1,367,907
Intuitive Surgical, Inc. (a)	22,296	23,490,174
iRhythm Technologies, Inc. (a)	5,721	273,464
LivaNova PLC (a)	14,525	1,201,072
Masimo Corp. (a)(b)	11,027	2,994,272
Merit Medical Systems, Inc. (a)(b)	11,880	852,628
Mesa Laboratories, Inc. (b)	1,679	448,159
Nano-X Imaging Ltd. (a)(b)	16,325	402,575
Neogen Corp. (a)(b)	23,643	1,035,091
Novocure Ltd. (a)(b)	20,942	2,810,626
NuVasive, Inc. (a)	21,928	1,362,606
Ortho Clinical Diagnostics Holdings PLC	38,525	787,451
Outset Medical, Inc. (b)	11,996	591,283
Pulmonx Corp.	9,241	371,396
Quidel Corp. (a)(b)	8,438	1,088,080
Shockwave Medical, Inc. (a)	6,462	1,384,225
Silk Road Medical, Inc. (a)(b)	8,278	490,720
Staar Surgical Co. (a)	11,013	1,701,178
Tandem Diabetes Care, Inc. (a)	12,127	1,360,286
		97,720,946
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	30,828	755,594
Acadia Healthcare Co., Inc. (a)	19,780	1,307,854
Accolade, Inc. (a)	13,373	633,613
AdaptHealth Corp. (a)(b)	17,069	410,339
Addus HomeCare Corp. (a)(b)	4,165	374,517
Alignment Healthcare, Inc. (a)(b)	33,723	595,885
Amedisys, Inc. (a)	6,022	1,104,736
Aveanna Healthcare Holdings, Inc. (a)(b)	32,419	306,035
Corvel Corp. (a)(b)	4,900	807,569
Covetrus, Inc. (a)	27,222	614,945
Fulgent Genetics, Inc. (a)(b)	6,008	548,170
Guardant Health, Inc. (a)(b)	19,877	2,529,746
HealthEquity, Inc. (a)(b)	16,780	1,076,773
Henry Schein, Inc. (a)	25,551	1,931,400
Innovage Holding Corp. (a)(b)	24,476	367,874
LHC Group, Inc. (a)	5,451	1,018,029
LifeStance Health Group, Inc. (b)	70,065	1,041,166
Modivcare, Inc. (a)(b)	3,979	784,898
National Research Corp. Class A (b)	6,969	376,326
Option Care Health, Inc. (a)(b)	29,047	777,007
Patterson Companies, Inc. (b)	22,765	697,520
Pennant Group, Inc. (a)(b)	8,885	271,614
Premier, Inc.	27,082	1,006,909
Privia Health Group, Inc. (a)(b)	18,468	550,531
Progyny, Inc. (a)(b)	19,860	1,109,578
R1 RCM, Inc. (a)(b)	49,921	984,442
Surgery Partners, Inc. (a)	17,999	885,551
The Ensign Group, Inc.	12,690	1,036,392
		23,905,013
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)(b)	39,566	607,734
Cerner Corp.	57,575	4,395,851
Certara, Inc. (b)	28,006	940,161
Change Healthcare, Inc. (a)	65,380	1,427,245
GoodRx Holdings, Inc. (b)	15,047	572,087
Health Catalyst, Inc. (a)(b)	11,175	610,267
Inovalon Holdings, Inc. Class A (a)	28,706	1,172,640
Nextgen Healthcare, Inc. (a)(b)	20,219	308,542
Omnicell, Inc. (a)	9,990	1,551,147
Schrodinger, Inc. (a)(b)	10,111	603,526
		12,189,200
Life Sciences Tools & Services - 0.9%
10X Genomics, Inc. (a)(b)	14,594	2,567,376
Absci Corp.	16,010	300,668
Adaptive Biotechnologies Corp. (a)	27,395	994,986
Berkeley Lights, Inc. (a)	13,676	486,319
Bio-Techne Corp.	7,863	3,924,738
BioNano Genomics, Inc. (a)(b)	83,681	487,860
Bruker Corp.	30,857	2,724,982
Cytek Biosciences, Inc.	23,115	526,560
ICON PLC (a)	14,966	3,827,854
Illumina, Inc. (a)	27,874	12,742,878
Maravai LifeSciences Holdings, Inc.	15,094	893,263
Medpace Holdings, Inc. (a)(b)	8,012	1,460,988
Nanostring Technologies, Inc. (a)(b)	10,311	600,100
NeoGenomics, Inc. (a)(b)	23,874	1,160,754
Pacific Biosciences of California, Inc. (a)(b)	38,206	1,196,230
PPD, Inc. (a)	70,171	3,249,619
Quanterix Corp. (a)	9,899	505,344
Sotera Health Co. (b)	51,590	1,261,891
Syneos Health, Inc. (a)	22,360	2,074,561
		40,986,971
Pharmaceuticals - 0.7%
Amphastar Pharmaceuticals, Inc. (a)(b)	24,236	476,480
Arvinas Holding Co. LLC (a)	18,879	1,627,559
AstraZeneca PLC:
rights (a)(c)	1,845	0
sponsored ADR	66,960	3,902,429
atai Life Sciences NV (b)	27,110	444,062
Atea Pharmaceuticals, Inc. (b)	23,714	704,780
Aurora Cannabis, Inc. (a)(b)	128,183	951,118
Axsome Therapeutics, Inc. (a)(b)	18,936	486,276
Cassava Sciences, Inc. (a)(b)	10,646	605,225
Corcept Therapeutics, Inc. (a)(b)	27,335	581,689
Cronos Group, Inc. (a)	50,959	336,839
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Endo International PLC (a)	148,507	340,081
Harmony Biosciences Holdings, Inc. (a)(b)	20,585	697,626
Innoviva, Inc. (a)(b)	38,377	585,633
Intra-Cellular Therapies, Inc. (a)(b)	29,097	966,020
Jazz Pharmaceuticals PLC (a)	12,442	1,638,736
Nektar Therapeutics (a)(b)	77,593	1,201,140
NGM Biopharmaceuticals, Inc. (a)(b)	47,618	1,039,501
Pacira Biosciences, Inc. (a)	10,592	628,000
Palisade Bio, Inc. (a)(b)	26,681	74,974
Reata Pharmaceuticals, Inc. (a)(b)	8,969	955,288
Revance Therapeutics, Inc. (a)(b)	27,854	745,930
Royalty Pharma PLC	77,793	3,006,699
Sanofi SA sponsored ADR	40,931	2,119,407
Supernus Pharmaceuticals, Inc. (a)	18,294	503,634
Theravance Biopharma, Inc. (a)	42,577	353,389
Tilray, Inc. Class 2 (a)(b)	83,261	1,139,843
Viatris, Inc.	239,650	3,506,080
Zogenix, Inc. (a)(b)	43,221	640,103
		30,262,715
TOTAL HEALTH CARE		453,327,971
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)(b)	6,166	631,152
Axon Enterprise, Inc. (a)	13,469	2,449,607
Elbit Systems Ltd.	6,683	969,770
Kratos Defense & Security Solutions, Inc. (a)(b)	28,763	711,021
Mercury Systems, Inc. (a)	12,375	623,453
Momentus, Inc. Class A (a)(b)	60,979	628,693
		6,013,696
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	16,328	447,224
Atlas Air Worldwide Holdings, Inc. (a)(b)	7,005	512,556
C.H. Robinson Worldwide, Inc.	24,875	2,240,243
Expeditors International of Washington, Inc.	30,186	3,762,383
Forward Air Corp.	7,039	620,629
Hub Group, Inc. Class A (a)(b)	9,904	695,261
		8,278,296
Airlines - 0.2%
Allegiant Travel Co. (a)(b)	2,477	476,674
American Airlines Group, Inc. (a)(b)	121,833	2,429,350
Frontier Group Holdings, Inc. (a)(b)	41,701	639,276
JetBlue Airways Corp. (a)(b)	70,244	1,062,792
Ryanair Holdings PLC sponsored ADR (a)	20,403	2,197,403
SkyWest, Inc. (a)	12,967	604,911
United Airlines Holdings, Inc. (a)	59,656	2,774,601
		10,185,007
Building Products - 0.1%
AAON, Inc. (b)	11,972	815,413
American Woodmark Corp. (a)	4,637	326,723
Gibraltar Industries, Inc. (a)(b)	9,123	681,123
UFP Industries, Inc. (b)	14,049	1,054,799
View, Inc. Class A (a)(b)	129,724	649,917
		3,527,975
Commercial Services & Supplies - 0.5%
BioHiTech Global, Inc. (a)(b)	135,942	190,319
Casella Waste Systems, Inc. Class A (a)(b)	10,969	811,596
Cimpress PLC (a)	3,413	324,167
Cintas Corp.	20,216	8,000,886
Copart, Inc. (a)	46,067	6,648,389
Driven Brands Holdings, Inc.	31,100	929,268
Fuel Tech, Inc. (a)	189,673	354,689
Healthcare Services Group, Inc. (b)	19,301	504,914
Herman Miller, Inc. (b)	27,437	1,153,177
Stericycle, Inc. (a)(b)	16,179	1,126,058
Tetra Tech, Inc.	11,737	1,688,250
		21,731,713
Construction & Engineering - 0.1%
IES Holdings, Inc. (a)(b)	3,813	186,456
Primoris Services Corp.	28,921	743,270
Willscot Mobile Mini Holdings (a)	52,743	1,561,193
		2,490,919
Electrical Equipment - 0.2%
Ballard Power Systems, Inc. (a)(b)	55,457	931,678
Encore Wire Corp.	6,259	532,078
Enovix Corp. (a)(b)	46,562	723,108
FuelCell Energy, Inc. (a)(b)	134,700	840,528
Plug Power, Inc. (a)(b)	76,885	2,003,623
Shoals Technologies Group, Inc. (b)	16,409	534,441
Sunrun, Inc. (a)(b)	40,275	1,782,169
TPI Composites, Inc. (a)(b)	11,348	412,046
Vicor Corp. (a)	7,112	877,407
		8,637,078
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	131,505	30,497,325
Icahn Enterprises LP	47,459	2,608,821
Raven Industries, Inc.	13,704	799,628
		33,905,774
Machinery - 0.5%
Altra Industrial Motion Corp.	14,355	840,629
Astec Industries, Inc.	7,337	448,584
Columbus McKinnon Corp. (NY Shares) (b)	12,054	555,087
Franklin Electric Co., Inc. (b)	10,503	892,545
Helios Technologies, Inc. (b)	12,176	993,805
Hydrofarm Holdings Group, Inc. (b)	8,480	428,749
Ideanomics, Inc. (a)(b)	187,942	471,734
Kornit Digital Ltd. (a)	9,301	1,212,571
Lincoln Electric Holdings, Inc. (b)	11,073	1,545,902
Middleby Corp. (a)	10,227	1,870,927
Nikola Corp. (a)(b)	92,301	962,699
Nordson Corp.	10,892	2,598,831
Omega Flex, Inc. (b)	2,786	423,472
PACCAR, Inc.	65,421	5,356,017
RBC Bearings, Inc. (a)(b)	5,550	1,284,936
TriMas Corp. (a)	12,373	397,297
Woodward, Inc.	13,138	1,588,910
		21,872,695
Marine - 0.0%
Golden Ocean Group Ltd.	39,427	452,624
Star Bulk Carriers Corp. (b)	52,790	1,217,865
		1,670,489
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	6,777	520,474
CoStar Group, Inc. (a)	74,224	6,289,742
Exponent, Inc.	11,148	1,303,201
First Advantage Corp. (b)	26,274	596,157
Forrester Research, Inc. (a)	8,586	408,264
Huron Consulting Group, Inc. (a)	6,719	331,717
ICF International, Inc. (b)	5,352	501,268
Kelly Services, Inc. Class A (non-vtg.)	22,352	434,523
LegalZoom.com, Inc.	35,000	1,198,050
ManTech International Corp. Class A (b)	6,821	540,019
Upwork, Inc. (a)	27,586	1,233,370
Verisk Analytics, Inc.	31,409	6,337,080
		19,693,865
Road & Rail - 0.8%
AMERCO	4,293	2,838,317
Avis Budget Group, Inc. (a)(b)	17,095	1,551,371
CSX Corp.	434,415	14,131,520
J.B. Hunt Transport Services, Inc.	19,478	3,455,397
Landstar System, Inc.	6,524	1,096,228
Lyft, Inc. (a)	62,429	2,972,245
Marten Transport Ltd.	27,160	423,424
Old Dominion Freight Lines, Inc.	21,999	6,351,551
Saia, Inc. (a)	5,937	1,425,652
TuSimple Holdings, Inc. (a)(b)	33,661	1,409,049
Universal Logistics Holdings, Inc.	10,811	236,437
Werner Enterprises, Inc.	14,593	688,206
		36,579,397
Trading Companies & Distributors - 0.2%
Beacon Roofing Supply, Inc. (a)	16,551	852,045
Fastenal Co.	108,333	6,050,398
Hudson Technologies, Inc. (a)(b)	86,733	282,750
McGrath RentCorp.	6,651	464,107
Rush Enterprises, Inc. Class A	16,612	732,589
		8,381,889
Transportation Infrastructure - 0.0%
Sino-Global Shipping America Ltd. (a)(b)	87,849	272,332
TOTAL INDUSTRIALS		183,241,125
INFORMATION TECHNOLOGY - 42.2%
Communications Equipment - 1.2%
Applied Optoelectronics, Inc. (a)(b)	60,683	444,806
Casa Systems, Inc. (a)	34,861	245,421
Cisco Systems, Inc.	770,708	45,487,186
CommScope Holding Co., Inc. (a)(b)	50,110	791,738
Ericsson (B Shares) sponsored ADR	76,369	902,682
F5 Networks, Inc. (a)	11,301	2,300,545
Infinera Corp. (a)(b)	49,524	419,468
Lumentum Holdings, Inc. (a)	15,923	1,379,569
NETGEAR, Inc. (a)(b)	11,275	402,856
NetScout Systems, Inc. (a)	19,023	521,611
Radware Ltd. (a)	13,228	453,456
ViaSat, Inc. (a)	30,492	1,574,607
Viavi Solutions, Inc. (a)(b)	51,717	842,470
		55,766,415
Electronic Equipment & Components - 0.8%
Advanced Energy Industries, Inc.	8,489	765,538
Avnet, Inc.	22,684	917,795
CDW Corp.	25,709	5,157,482
Cognex Corp.	34,929	3,095,408
Coherent, Inc. (a)	5,565	1,406,109
ePlus, Inc. (a)	3,817	413,076
FARO Technologies, Inc. (a)	5,236	360,970
Flex Ltd. (a)	94,560	1,756,925
II-VI, Inc. (a)(b)	22,390	1,410,122
Innoviz Technologies Ltd. (a)(b)	80,502	606,985
Insight Enterprises, Inc. (a)(b)	8,040	827,236
IPG Photonics Corp. (a)	10,365	1,769,098
Itron, Inc. (a)(b)	9,239	776,168
Littelfuse, Inc. (b)	5,395	1,539,733
MicroVision, Inc. (a)	50,816	748,520
National Instruments Corp.	22,201	928,446
Novanta, Inc. (a)(b)	7,761	1,189,140
OSI Systems, Inc. (a)(b)	4,854	480,255
PC Connection, Inc. (b)	7,001	338,918
Plexus Corp. (a)(b)	9,280	852,182
Sanmina Corp. (a)	16,448	649,367
Trimble, Inc. (a)	48,597	4,578,809
TTM Technologies, Inc. (a)	29,545	413,630
Zebra Technologies Corp. Class A (a)	10,326	6,063,117
		37,045,029
IT Services - 3.4%
21Vianet Group, Inc. ADR (a)	27,786	549,885
Affirm Holdings, Inc. (b)	24,825	2,391,641
Akamai Technologies, Inc. (a)	31,204	3,533,853
Amdocs Ltd.	26,512	2,042,219
Automatic Data Processing, Inc.	81,214	16,976,975
BigCommerce Holdings, Inc. (a)(b)	13,971	831,833
Cognizant Technology Solutions Corp. Class A	101,716	7,761,948
Concentrix Corp. (a)	11,262	1,952,718
CSG Systems International, Inc.	9,314	449,028
Dlocal Ltd.	26,761	1,712,704
Euronet Worldwide, Inc. (a)	10,932	1,456,470
EVO Payments, Inc. Class A (a)(b)	13,152	334,587
ExlService Holdings, Inc. (a)(b)	7,761	955,690
Fiserv, Inc. (a)	127,136	14,975,349
Flywire Corp. (a)(b)	17,263	758,018
GDS Holdings Ltd. ADR (a)	21,564	1,261,063
Jack Henry & Associates, Inc.	14,418	2,543,047
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	12,777	411,292
MongoDB, Inc. Class A (a)	11,700	4,584,411
Okta, Inc. (a)(b)	22,669	5,975,548
Paya Holdings, Inc. (a)(b)	31,740	306,291
Paychex, Inc.	69,256	7,927,734
PayPal Holdings, Inc. (a)	216,094	62,377,694
Rackspace Technology, Inc. (a)(b)	45,339	633,386
Repay Holdings Corp. (a)(b)	18,994	437,052
Sabre Corp. (a)(b)	71,804	806,359
StoneCo Ltd. Class A (a)	50,052	2,329,420
Ttec Holdings, Inc. (b)	10,169	1,072,423
VeriSign, Inc. (a)	21,383	4,624,288
Wix.com Ltd. (a)(b)	10,042	2,230,127
		154,203,053
Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)	229,687	25,430,945
Allegro MicroSystems LLC (a)	33,172	996,819
Ambarella, Inc. (a)	8,106	839,538
Amkor Technology, Inc. (b)	52,093	1,430,995
Analog Devices, Inc.	70,345	11,462,718
Applied Materials, Inc.	175,081	23,658,696
ASML Holding NV	14,819	12,344,820
Broadcom, Inc. (b)	77,111	38,340,360
Brooks Automation, Inc.	15,577	1,323,422
Canadian Solar, Inc. (a)(b)	13,953	515,842
Cirrus Logic, Inc. (a)	10,216	854,773
CMC Materials, Inc.	5,937	787,365
Cohu, Inc. (a)	11,320	403,898
Cree, Inc. (a)(b)	22,344	1,898,793
Diodes, Inc. (a)	10,211	988,731
Enphase Energy, Inc. (a)	25,399	4,412,568
Entegris, Inc.	26,804	3,220,233
First Solar, Inc. (a)	20,421	1,919,574
FormFactor, Inc. (a)(b)	17,675	687,204
Intel Corp.	745,941	40,325,570
KLA Corp.	29,362	9,981,906
Kulicke & Soffa Industries, Inc. (b)	14,505	1,018,106
Lam Research Corp.	27,297	16,509,772
Lattice Semiconductor Corp. (a)	28,746	1,785,702
MACOM Technology Solutions Holdings, Inc. (a)	15,086	915,871
Marvell Technology, Inc.	170,147	10,411,295
Microchip Technology, Inc.	51,177	8,053,213
Micron Technology, Inc.	213,446	15,730,970
MKS Instruments, Inc.	11,232	1,653,126
Monolithic Power Systems, Inc.	8,901	4,405,372
Nova Ltd. (a)	6,847	692,574
NVIDIA Corp.	460,273	103,032,111
NXP Semiconductors NV	52,823	11,363,812
ON Semiconductor Corp. (a)(b)	75,311	3,340,796
Power Integrations, Inc. (b)	12,997	1,411,994
Qorvo, Inc. (a)	22,219	4,177,839
Qualcomm, Inc.	214,732	31,499,037
Rambus, Inc. (a)(b)	27,969	665,662
Semtech Corp. (a)	14,303	1,000,066
Silicon Laboratories, Inc. (a)	8,981	1,415,585
SiTime Corp. (a)	4,722	1,005,030
Skyworks Solutions, Inc.	31,997	5,870,170
SolarEdge Technologies, Inc. (a)	10,290	2,981,836
SunPower Corp. (a)(b)	34,174	736,450
Synaptics, Inc. (a)	7,581	1,438,722
Teradyne, Inc.	32,735	3,975,338
Texas Instruments, Inc.	173,851	33,189,894
Tower Semiconductor Ltd. (a)	24,513	720,682
Universal Display Corp.	9,353	1,950,942
Xilinx, Inc.	47,632	7,411,063
		460,187,800
Software - 16.0%
ACI Worldwide, Inc. (a)	25,858	833,403
Adobe, Inc. (a)	87,629	58,159,367
Agora, Inc. ADR (a)(b)	33,251	1,127,874
Alarm.com Holdings, Inc. (a)	11,060	932,690
Alkami Technology, Inc. (a)	15,041	429,571
Altair Engineering, Inc. Class A (a)(b)	10,969	811,596
ANSYS, Inc. (a)	16,356	5,975,828
AppFolio, Inc. (a)	4,187	494,485
Appian Corp. Class A (a)(b)	6,738	722,314
AppLovin Corp. (a)(b)	37,584	2,645,914
Aspen Technology, Inc. (a)	13,865	1,795,518
Atlassian Corp. PLC (a)	24,987	9,171,728
Autodesk, Inc. (a)	41,860	12,980,367
Bentley Systems, Inc. Class B (b)	47,486	3,062,372
Blackbaud, Inc. (a)(b)	11,311	788,264
BlackLine, Inc. (a)(b)	12,350	1,347,385
Bottomline Technologies, Inc. (a)(b)	11,326	478,750
Cadence Design Systems, Inc. (a)	52,933	8,653,487
CDK Global, Inc.	25,513	1,061,341
Cerence, Inc. (a)(b)	8,846	959,260
Check Point Software Technologies Ltd. (a)	26,839	3,371,784
Citrix Systems, Inc.	22,753	2,340,601
Cognyte Software Ltd. (a)	14,698	403,901
CommVault Systems, Inc. (a)	4,419	357,806
Cornerstone OnDemand, Inc. (a)	15,428	884,024
Couchbase, Inc.	7,104	356,834
Coupa Software, Inc. (a)	12,908	3,160,007
Crowdstrike Holdings, Inc. (a)	35,018	9,840,058
CyberArk Software Ltd. (a)(b)	8,175	1,372,910
Datadog, Inc. Class A (a)	44,215	6,092,827
Descartes Systems Group, Inc. (a)(b)	18,084	1,417,786
Digital Turbine, Inc. (a)(b)	18,783	1,097,866
Docebo, Inc.	6,216	522,330
DocuSign, Inc. (a)	35,965	10,654,272
Domo, Inc. Class B (a)	7,106	635,987
Dropbox, Inc. Class A (a)	55,678	1,765,549
Duck Creek Technologies, Inc. (a)(b)	24,109	1,124,203
Everbridge, Inc. (a)	7,060	1,108,208
EverCommerce, Inc. (b)	34,364	742,262
FireEye, Inc. (a)(b)	50,007	909,627
Five9, Inc. (a)	13,112	2,074,712
Fortinet, Inc. (a)	30,454	9,597,274
GTY Technology Holdings, Inc. (a)(b)	42,805	315,901
HIVE Blockchain Technologies Ltd. (a)	99,472	316,321
Intapp, Inc.	10,412	380,038
InterDigital, Inc.	7,881	568,299
Intuit, Inc.	49,171	27,836,195
j2 Global, Inc. (a)(b)	9,853	1,356,758
Jamf Holding Corp. (a)(b)	26,362	926,624
JFrog Ltd. (b)	18,756	720,981
Kaltura, Inc. (b)	22,014	248,318
LivePerson, Inc. (a)(b)	14,942	957,782
Magic Software Enterprises Ltd. (b)	17,042	350,384
Manhattan Associates, Inc. (a)	13,296	2,167,115
Marathon Digital Holdings, Inc. (a)(b)	28,449	1,154,745
Matterport, Inc. (a)(b)	65,389	1,053,417
McAfee Corp.	23,479	623,602
Microsoft Corp.	1,399,157	422,377,515
MicroStrategy, Inc. Class A (a)(b)	1,272	883,150
Mimecast Ltd. (a)(b)	14,609	1,019,854
Momentive Global, Inc. (a)	32,643	640,129
Monday.com Ltd. (b)	8,185	3,105,062
nCino, Inc. (a)(b)	19,506	1,209,567
NICE Systems Ltd. sponsored ADR (a)	9,297	2,702,638
NortonLifeLock, Inc.	108,139	2,872,172
Nuance Communications, Inc. (a)	51,652	2,843,443
Nutanix, Inc. Class A (a)(b)	40,770	1,504,821
Open Text Corp. (b)	33,997	1,864,056
Paycor HCM, Inc.	30,319	1,120,287
Paylocity Holding Corp. (a)(b)	11,087	2,984,620
Pegasystems, Inc. (b)	16,406	2,257,958
Progress Software Corp.	11,516	536,185
Proofpoint, Inc. (a)	10,181	1,791,856
PTC, Inc. (a)	23,029	3,031,998
Qualtrics International, Inc.	14,149	640,667
Qualys, Inc. (a)	7,594	891,384
Rapid7, Inc. (a)	10,654	1,294,674
Sapiens International Corp. NV (b)	15,306	436,833
Smith Micro Software, Inc. (a)(b)	55,333	276,112
Splunk, Inc. (a)	31,065	4,748,907
Sprout Social, Inc. (a)(b)	10,992	1,336,627
SPS Commerce, Inc. (a)(b)	8,142	1,103,485
SS&C Technologies Holdings, Inc.	50,425	3,815,156
Sumo Logic, Inc. (b)	29,071	606,130
Synopsys, Inc. (a)	29,337	9,746,925
Telos Corp.	13,974	461,142
Tenable Holdings, Inc. (a)	22,360	992,113
The Trade Desk, Inc. (a)	82,770	6,625,739
Upland Software, Inc. (a)	8,530	332,499
Varonis Systems, Inc. (a)(b)	21,333	1,472,190
Verint Systems, Inc. (a)(b)	14,698	656,119
Vonage Holdings Corp. (a)(b)	67,078	945,800
WalkMe Ltd.	14,770	409,720
Workday, Inc. Class A (a)	33,637	9,188,283
Xperi Holding Corp. (b)	26,647	569,446
Zoom Video Communications, Inc. Class A (a)	44,355	12,840,773
Zscaler, Inc. (a)	25,992	7,234,613
		730,609,470
Technology Hardware, Storage & Peripherals - 10.7%
Apple, Inc.	3,100,042	470,679,364
Corsair Gaming, Inc. (b)	15,117	437,637
Logitech International SA (b)	33,502	3,428,930
NetApp, Inc.	44,454	3,953,294
Seagate Technology Holdings PLC (b)	47,253	4,138,890
Super Micro Computer, Inc. (a)	14,220	519,599
Western Digital Corp. (a)	60,387	3,816,458
		486,974,172
TOTAL INFORMATION TECHNOLOGY		1,924,785,939
MATERIALS - 0.3%
Chemicals - 0.1%
Amyris, Inc. (a)(b)	70,865	1,066,518
Balchem Corp. (b)	7,335	1,029,981
Diversey Holdings Ltd. (a)(b)	55,205	964,431
Innospec, Inc.	6,194	579,758
Methanex Corp. (b)	23,137	849,359
		4,490,047
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	32,961	453,214
Silgan Holdings, Inc. (b)	21,391	907,620
		1,360,834
Metals & Mining - 0.2%
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp. (b)	8,971	1,132,678
Pan American Silver Corp. (b)	47,370	1,228,778
Royal Gold, Inc.	12,092	1,346,202
SSR Mining, Inc. (b)	37,265	621,953
Steel Dynamics, Inc.	43,445	2,932,103
		7,261,714
TOTAL MATERIALS		13,112,595
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CareTrust (REIT), Inc.	24,009	527,958
CyrusOne, Inc.	24,735	1,904,100
Equinix, Inc.	16,996	14,335,276
Gaming & Leisure Properties	40,055	1,974,712
Host Hotels & Resorts, Inc. (a)	142,519	2,360,115
Industrial Logistics Properties Trust	18,182	498,732
Lamar Advertising Co. Class A	17,634	2,007,278
Potlatch Corp.	12,981	674,363
Regency Centers Corp.	34,680	2,379,742
Retail Opportunity Investments Corp.	31,226	564,566
Sabra Health Care REIT, Inc.	46,954	751,264
SBA Communications Corp. Class A	20,458	7,343,808
Service Properties Trust	42,742	488,541
Uniti Group, Inc.	56,812	742,533
		36,552,988
Real Estate Management & Development - 0.1%
Colliers International Group, Inc. (b)	8,894	1,242,937
eXp World Holdings, Inc. (b)	32,162	1,474,628
FirstService Corp.	8,991	1,672,955
Redfin Corp. (a)(b)	22,191	1,077,817
		5,468,337
TOTAL REAL ESTATE		42,021,325
UTILITIES - 0.7%
Electric Utilities - 0.7%
Alliant Energy Corp.	45,606	2,772,389
American Electric Power Co., Inc.	96,707	8,662,046
Exelon Corp.	191,886	9,406,252
MGE Energy, Inc. (b)	8,686	699,570
ReNew Energy Global PLC (a)(b)	30,450	301,760
Xcel Energy, Inc.	99,549	6,843,994
		28,686,011
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC (b)	22,865	859,953
Multi-Utilities - 0.0%
NorthWestern Energy Corp. (b)	12,052	766,507
Water Utilities - 0.0%
Middlesex Water Co. (b)	6,801	744,097
TOTAL UTILITIES		31,056,568
TOTAL COMMON STOCKS (Cost $2,319,294,831)		4,548,678,835

Money Market Funds - 6.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	11,974,123	11,976,518
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	290,232,539	290,261,563
TOTAL MONEY MARKET FUNDS (Cost $302,235,878)		302,238,081

TOTAL INVESTMENT IN SECURITIES - 106.3% (Cost $2,621,530,709)	4,850,916,916
NET OTHER ASSETS (LIABILITIES) - (6.3)% (f)	(286,777,989)
NET ASSETS - 100.0%	4,564,138,927

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	55	Sep 2021	17,140,750	1,029,354	1,029,354

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $816,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	14,818,842	147,297,875	150,140,180	5,064	(19)	-	11,976,518	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	50,632,578	646,168,333	406,539,348	3,235,496	-	-	290,261,563	0.9%
Total	65,451,420	793,466,208	556,679,528	3,240,560	(19)	-	302,238,081

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.